Financial Instruments - Summary of Aging of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
Trade and other receivable	¥ 970,740	¥ 834,142
Current [member]
Disclosure of financial information [line items]
Trade and other receivable	964,845	831,985
Within Ninety Days [Member]
Disclosure of financial information [line items]
Trade and other receivable	4,991	1,684
Over Ninety Days and Within One Year [Member]
Disclosure of financial information [line items]
Trade and other receivable	729	363
Over 1 year [member]
Disclosure of financial information [line items]
Trade and other receivable	¥ 173	¥ 108